Note 9 - Convertible Notes (Details Textual)		1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 16, 2023 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Jun. 30, 2023 $ / shares	Jun. 30, 2022	Apr. 01, 2022 $ / shares
Liabilities, Fair Value Adjustment				$ (0)	$ 858,000	$ 5,424,251	$ (2,389,000)
Conversion of Debt into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares	795,905					795,905
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares	101,367					101,367
Prefunded Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.001		$ 0.001
Convertible Debt [Member]
Liabilities, Fair Value Adjustment					$ 900,000	$ 5,400,000	$ (2,400,000)
Debt Instrument, Convertible, Discount								30.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares								$ 1.47
Debt Instrument, Convertible, Maximum Beneficial Ownership								9.99%
Payments of Debt Issuance Costs						50,000
Debt Instrument, Convertible, Number of Equity Instruments	897,272
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature						$ 7,000,000
Convertible Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Discount						20.00%
Convertible Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Discount						30.00%
Convertible Debt Securities [Member]
Debt Instrument, Interest Rate, Stated Percentage						0.00%			5.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares										$ 3
The 2020 Notes [Member]
Proceeds from Issuance of Long-Term Debt			$ 5,100,000
The 2021 Notes [Member]
Proceeds from Issuance of Long-Term Debt		$ 6,000,000